Shareholders' Equity - Disclosure of Share Capital (Detail) - Treasury shares [member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common shares [member]
Disclosure Of Weighted Average Number Of Treasury Shares [Line Items]
Weighted average number of common shares	96,602	123,431	188,403
Common share B [member]
Disclosure Of Weighted Average Number Of Treasury Shares [Line Items]
Weighted average number of common shares	7,945	7,945	33,035